Cover Page Document	Sep. 17, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 17, 2021
Entity Registrant Name	VIAVI SOLUTIONS INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-22874
Entity Tax Identification Number	94-2579683
Entity Address, Address Line One	7047 E Greenway Pkwy Suite 250,
Entity Address, City or Town	Scottsdale,
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85254
City Area Code	408
Local Phone Number	404-3600
Entity Listing, Par Value Per Share	Common Stock, $0.001 par value
Trading Symbol	VIAV
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000912093
Amendment Flag	false